Direct Costs (Details) - Schedule of direct costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of finance costs [Abstract]
Depreciation on property, plant and equipment (Note 15)	$ 12,615,658	$ 6,806,198	$ 5,800,007	$ 5,785,745	$ 5,763,150	$ 692,775
Employees’ costs	4,232,980	3,891,969	3,482,431	3,074,727	2,808,702	1,518,794
Reimbursable port charges (Note 6.1)	2,039,396	1,681,878	1,558,887	1,294,829	423,094
Spare parts and consumables used	1,460,979	938,386	657,917	788,792	592,471	50,891
Insurance charges	955,977	782,357	397,976	323,702	377,053	31,304
Maintenance charges	2,741,780	332,658			95,357
Others	644,672	550,576	811,168	229,444	135,764
Total	$ 24,691,442	$ 14,984,022	$ 12,708,386	$ 11,497,239	$ 10,100,234	$ 2,295,809